Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Cost of sales	€ (857,723)	€ (744,013)	€ (566,118)
Foreign exchange loss	(1,953)	(19,641)	(36,056)
IPO-related costs		(7,460)	(30,603)
Share-based compensation expenses		(3,591)	(65,393)
Secondary offering related costs	(1,695)	(1,890)
Acquisition-related transaction costs	(259)
Other			(6,553)
EBITDA	663,083	522,373	344,101
Depreciation and amortization	(113,539)	(101,291)	(83,413)
Finance cost, net	(79,564)	(127,300)	(107,036)
Profit before tax	469,980	293,782	153,652
Total Reportable Segments
Disclosure of operating segments [line items]
Sales	2,092,730	1,800,408	1,486,621
Cost of sales	855,827	(743,501)	(563,517)
Adjusted EBITDA	701,531	585,304	503,607
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Sales	1,085,672	943,710	804,690
Cost of sales	(452,646)	(388,860)	(273,278)
Adjusted EBITDA	358,934	301,266	291,712
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Sales	785,230	687,891	561,805
Cost of sales	(307,918)	(279,557)	(234,196)
Adjusted EBITDA	272,985	230,840	175,526
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Sales	221,828	168,807	120,126
Cost of sales	(95,263)	(75,084)	(56,043)
Adjusted EBITDA	69,612	53,198	36,369
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA	€ (34,541)	€ (30,349)	€ (20,901)